Condensed Consolidated Statements of Stockholders Deficit (Unaudited) - USD ($) $ in Thousands	Total	Common Stock	Non-controlling Interest	Accumulated Deficit
Balance, shares at Dec. 31, 2019		50,806,798
Balance, amount at Dec. 31, 2019	$ (6,670)	$ 14,816	$ (2,332)	$ (19,154)
Sales of common stock for cash (Note 4), shares		321,500
Net loss	(2,648)	$ 0	(125)	(2,523)
Sales of common stock for cash (Note 4), amount	1,608	1,608	0	0
Balance, amount at Dec. 31, 2020	(7,710)	$ 16,424	(2,457)	(21,677)
Balance, shares at Dec. 31, 2020		51,128,298
Net loss	(635)	$ 0	(27)	(608)
Balance, amount at Mar. 31, 2021	(8,345)	$ 16,424	(2,484)	(22,285)
Balance, shares at Mar. 31, 2021		51,128,298
Balance, shares at Dec. 31, 2020		51,128,298
Balance, amount at Dec. 31, 2020	(7,710)	$ 16,424	(2,457)	(21,677)
Net loss	(1,227)
Balance, amount at Jun. 30, 2021	(8,922)	$ 16,439	(2,511)	(22,850)
Balance, shares at Jun. 30, 2021		51,131,234
Balance, shares at Dec. 31, 2020		51,128,298
Balance, amount at Dec. 31, 2020	(7,710)	$ 16,424	(2,457)	(21,677)
Sales of common stock for cash (Note 4), shares		15,336
Net loss	(2,375)		(103)	(2,272)
Sales of common stock for cash (Note 4), amount	77	$ 77
Balance, amount at Dec. 31, 2021	(10,008)	$ 16,501	(2,560)	(23,949)
Balance, shares at Dec. 31, 2021		51,143,634
Balance, shares at Mar. 31, 2021		51,128,298
Balance, amount at Mar. 31, 2021	(8,345)	$ 16,424	(2,484)	(22,285)
Sales of common stock for cash (Note 4), shares		2,936
Net loss	(592)	$ 0	(27)	(565)
Sales of common stock for cash (Note 4), amount	15	15	0	0
Balance, amount at Jun. 30, 2021	(8,922)	$ 16,439	(2,511)	(22,850)
Balance, shares at Jun. 30, 2021		51,131,234
Balance, shares at Dec. 31, 2021		51,143,634
Balance, amount at Dec. 31, 2021	(10,008)	$ 16,501	(2,560)	(23,949)
Sales of common stock for cash (Note 4), shares		8,500
Net loss	(602)	$ 0	(8)	(594)
Sales of common stock for cash (Note 4), amount	43	43
Balance, amount at Mar. 31, 2022	(10,567)	$ 16,544	(2,568)	(24,543)
Balance, shares at Dec. 31, 2021		51,143,634
Balance, amount at Dec. 31, 2021	(10,008)	$ 16,501	(2,560)	(23,949)
Net loss	(1,173)
Balance, amount at Jun. 30, 2022	(11,138)	$ 16,544	(2,577)	(25,105)
Balance, shares at Jun. 30, 2022		51,152,134
Balance, amount at Mar. 31, 2022	(10,567)	$ 16,544	(2,568)	(24,543)
Net loss	(571)	0	(9)	(562)
Balance, amount at Jun. 30, 2022	$ (11,138)	$ 16,544	$ (2,577)	$ (25,105)
Balance, shares at Jun. 30, 2022		51,152,134